UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07857

             OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND (RAF)
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                      Date of reporting period: 06/30/2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION ON COMMODITY-LINKED SECURITIES
--------------------------------------------------------------------------------
Energy                                                                       71%
--------------------------------------------------------------------------------
Agriculture                                                                  12
--------------------------------------------------------------------------------
Industrial Metals                                                            11
--------------------------------------------------------------------------------
Livestock                                                                     4
--------------------------------------------------------------------------------
Precious Metals                                                               2

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are dollar-weighted based on percentages of commodity-linked securities. Commodity-linked securities are investments whose return is based upon the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund's allocation of its investments within each sector of the GSCI may differ (at times, significantly) from the sector weightings of the GSCI. The Fund is not an index fund.

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed Obligations         30.0%
Wholly-Owned Subsidiary             23.4
Hybrid Instruments                  20.9
Corporate Bonds and Notes           13.4
Cash Equivalents                     8.5
U.S. Government Obligations          2.6
Asset-Backed Securities              1.2

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


              10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please note that Oppenheimer Commodity Strategy Total Return Fund is non-diversified and invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this risk.

CLASS A shares of the Fund were first publicly offered on 3/31/97. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/31/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/31/97. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


              11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


              12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


              13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------
                                 BEGINNING    ENDING       EXPENSES
                                 ACCOUNT      ACCOUNT      PAID DURING
                                 VALUE        VALUE        6 MONTHS ENDED
                                 (1/1/07)     (6/30/07)    JUNE 30, 2007
-------------------------------------------------------------------------
Class A Actual                   $ 1,000.00   $ 1,062.90   $  5.69
-------------------------------------------------------------------------
Class A Hypothetical               1,000.00     1,019.29      5.57
-------------------------------------------------------------------------
Class B Actual                     1,000.00     1,059.10     10.31
-------------------------------------------------------------------------
Class B Hypothetical               1,000.00     1,014.83     10.09
-------------------------------------------------------------------------
Class C Actual                     1,000.00     1,057.80     10.00
-------------------------------------------------------------------------
Class C Hypothetical               1,000.00     1,015.12      9.79
-------------------------------------------------------------------------
Class N Actual                     1,000.00     1,060.40      7.74
-------------------------------------------------------------------------
Class N Hypothetical               1,000.00     1,017.31      7.58
-------------------------------------------------------------------------
Class Y Actual                     1,000.00     1,065.70      3.18
-------------------------------------------------------------------------
Class Y Hypothetical               1,000.00     1,021.72      3.11

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2007 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Class A                   1.11%
-----------------------------------
Class B                   2.01
-----------------------------------
Class C                   1.95
-----------------------------------
Class N                   1.51
-----------------------------------
Class Y                   0.62

The expense ratio reflects reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Advisor and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


              14 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                   VALUE
                                                                                                SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY--25.1%
-------------------------------------------------------------------------------------------------------------------------
RAF Fund Ltd. 1,2  (Cost $349,830,539)                                                       4,000,000   $   322,413,510

                                                                                             PRINCIPAL
                                                                                                AMOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.3%
-------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 3                                                                         $   1,457,602         1,456,081
-------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.42%, 8/25/36 3                                     3,200,000         3,201,140
-------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 4                                                                              405,715            85,200
-------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                      835,213           831,140
-------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 3                                      6,913,000         6,916,517
-------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08 4                                                      2,994,108           303,004
-------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 3                               3,904,450         3,908,927
                                                                                                         ----------------
Total Asset-Backed Securities (Cost $19,709,825)                                                              16,702,009

-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--32.1%
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--26.6%
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--26.6%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                           179,228           183,415
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                                                        1,369,366         1,305,668
6%, 7/1/17                                                                                   1,291,267         1,298,615
6.50%, 6/1/16-8/1/32                                                                         6,547,631         6,696,215
7%, 11/1/22-12/1/34                                                                          4,477,689         4,620,206
8%, 4/1/16                                                                                      89,905            94,702
9%, 8/1/22-5/1/25                                                                               28,173            30,207
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2001-81, Cl. HE, 6.50%, 1/25/32                                                       1,393,571         1,418,938
Series 2002-66, Cl. FG, 6.32%, 9/25/32 3                                                     1,422,675         1,448,835
Series 2002-84, Cl. FB, 6.32%, 12/25/32 3                                                    7,490,412         7,766,912
Series 2003-11, Cl. FA, 6.32%, 9/25/32 3                                                     5,328,846         5,525,567
Series 2080, Cl. C, 6.50%, 8/15/28                                                           2,425,948         2,461,229
Series 2080, Cl. Z, 6.50%, 8/15/28                                                           1,325,888         1,347,718
Series 2116, Cl. ZA, 6%, 1/15/29                                                             6,311,794         6,328,422
Series 2191, Cl. TZ, 7%, 10/15/29                                                            2,727,780         2,777,850
Series 2341, Cl. FP, 6.22%, 7/15/31 3                                                        1,144,577         1,177,530
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                          4,152,912         4,229,034


              15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL             VALUE
                                                                                                AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Series 2436, Cl. MC, 7%, 4/15/32                                                         $   1,498,447   $     1,543,619
Series 2465, Cl. PG, 6.50%, 6/15/32                                                          6,269,230         6,383,745
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 14.99%, 7/1/26 5                                                           623,819           163,872
Series 2005-87, Cl. S E, 6.84%, 10/25/35 5                                                  12,183,673           302,504
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/1/18-12/1/20                                                                       34,173,599        32,547,671
5%, 12/1/17-3/1/34                                                                          88,383,577        84,685,182
5.50%, 7/1/22-7/1/37 6                                                                      36,986,000        35,959,945
6%, 6/1/30-11/1/33                                                                          32,642,760        32,498,040
6%, 7/1/22 6                                                                                34,057,000        34,211,312
6.50%, 5/1/17-5/1/33                                                                        13,940,395        14,242,784
7%, 11/1/17-4/1/33                                                                          17,901,131        18,546,175
8.50%, 7/1/32                                                                                   11,907            12,802
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                      3,674,246         3,728,478
Trust 1999-64, Cl. TH, 7.50%, 12/25/29                                                       7,229,215         7,553,229
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                            4,589,397         4,624,410
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                           2,699,695         2,661,767
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                       9,369,737         9,350,368
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 294, Cl. 2, 14.639%, 2/1/28 5                                                            495,053           133,151
Trust 321, Cl. 2, 14.838%, 4/1/32 5                                                          2,221,658           586,986
Trust 331, Cl. 5, 9.245%, 2/1/33 5                                                           5,127,408         1,321,094
Trust 342, Cl. 2, 12.318%, 9/1/33 5                                                          4,581,667         1,199,167
                                                                                                         ----------------
                                                                                                             340,967,364

-------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                                     49,630            52,861
-------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--5.5%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2006-5, Cl. A2, 5.348%, 10/10/11                                        5,325,000         5,257,952
-------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                              1,393,472         1,405,744
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                              506,543           487,916
-------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.42%, 8/25/08 3                                                            3,127,104         3,129,866
-------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                     2,638,203         2,633,384
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                      1,111,293         1,110,549
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                   4,256,655         4,256,620


              16 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                             PRINCIPAL             VALUE
                                                                                                AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                  $     681,000   $       667,894
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                      1,300,000         1,275,728
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                      2,750,000         2,705,547
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                       5,992,000         5,929,205
-------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%, 11/10/39 3                                                  5,066,000         5,039,312
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                      950,000           927,003
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                    2,585,000         2,534,721
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                   4,000,000         3,936,111
-------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                        3,320,000         3,273,825
-------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                      3,697,908         3,722,070
-------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                          6,314,140         6,299,988
-------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                         3,683,000         3,628,335
                                                                                                         ----------------
                                                                                                              58,221,770

-------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.0%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                      6,698,292         6,720,269
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                      2,129,410         2,146,328
-------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                       4,283,773         4,276,067
                                                                                                         ----------------
                                                                                                              13,142,664
                                                                                                         ----------------
Total Mortgage-Backed Obligations (Cost $415,124,423)                                                        412,384,659

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.7%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.50%, 5/15/17 7                                                        2,295,000         2,201,050
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.50%, 5/15/10-4/30/12 7                                                                    17,740,000        17,428,094
4.75%, 5/31/12 7                                                                             5,109,000         5,070,688
4.875%, 5/31/09 7                                                                           10,701,000        10,701,011
                                                                                                         ----------------
Total U.S. Government Obligations (Cost $35,684,481)                                                          35,400,843

-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--14.4%
-------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 3.25% Sr. Unsec. Nts., 5/1/08                                      1,985,000         1,946,967
-------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 8                                            6,020,000         5,890,829


              17 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL             VALUE
                                                                                                AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.875% Nts., 1/15/08                                              $     320,000   $       317,472
-------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08                            300,000           297,021
-------------------------------------------------------------------------------------------------------------------------
Black & Decker Holdings, Inc., 6.55% Sr. Unsec. Nts., 7/1/07 8,9                             6,425,000         6,425,000
-------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                           4,075,000         4,275,730
-------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 8                                        4,920,000         4,860,576
-------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                   4,360,000         4,556,292
-------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                 1,955,000         1,953,244
-------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 6.30% Sr. Unsec. Nts., Series F, 1/15/08                                   2,885,000         2,895,072
-------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                            3,885,000         3,986,068
-------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7% Sr. Unsec. Nts., 1/15/11                                                     1,900,000         1,979,424
-------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                               2,955,000         2,870,460
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                                                              490,000           499,638
-------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                      3,870,000         3,727,278
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10                                         6,305,000         6,350,680
-------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                                  3,100,000         3,038,896
-------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 8                                                 2,565,000         2,539,794
-------------------------------------------------------------------------------------------------------------------------
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                                                       1,590,000         1,539,653
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.50% Sr. Unsec. Nts., 12/1/07                                                               4,460,000         4,487,598
8% Sr. Nts., 2/1/09                                                                          1,970,000         2,026,082
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                                                          2,245,000         2,383,312
5.71% Nts., Series E, 3/13/09 3,9                                                            1,775,000         1,779,013
-------------------------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                   3,465,000         3,507,512
-------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                              270,000           268,725
-------------------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp., 3.20% Sr. Nts., 6/6/08                                           3,160,000         3,093,643
-------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 7.375% Unsec. Nts., 8/15/08                                         4,810,000         4,879,538
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                          510,000           505,741
-------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                               3,580,000         3,565,415
7.75% Sr. Unsec. Nts., 2/15/12                                                                 470,000           504,516
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec. Nts., 11/1/10                             5,225,000         5,524,915
-------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                   243,000           250,205
-------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
3.625% Nts., 2/15/08                                                                         5,440,000         5,369,998
7.125% Sr. Unsec. Nts., 6/15/09                                                                435,000           446,099
-------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                      5,150,000         5,174,669
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                              320,000           320,455


              18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                             PRINCIPAL             VALUE
                                                                                                AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                $     580,000   $       578,623
-------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                            2,410,000         2,463,051
-------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                  4,765,000         4,790,064
-------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375% Sr. Unsec. Nts., 10/1/07                                          3,264,000         3,254,658
-------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 8                                              1,140,000         1,114,650
-------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 7.65% Surplus Nts., 7/1/07 8                              630,000           630,000
-------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                  3,570,000         3,567,137
-------------------------------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec. Nts., 9/15/08                             1,235,000         1,215,993
-------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                      1,260,000         1,240,300
-------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875% Sr. Unsec. Nts., 9/1/11                                                  1,410,000         1,476,975
-------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                                                 1,385,000         1,368,139
-------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.375% Sr. Unsec. Nts., 6/30/10                                     7,080,000         6,993,284
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                          6,220,000         6,580,360
-------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.125% Sr. Unsec. Nts., 11/15/08                                       4,535,000         4,562,165
-------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                   4,170,000         4,011,094
-------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                          2,280,000         2,295,016
7.625% Sr. Unsec. Nts., 2/15/12                                                              1,550,000         1,656,110
-------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.40% Sr. Unsec. Nts., 7/2/12 8                                     5,885,000         5,785,438
-------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC:
6.125% Nts., 3/15/08                                                                           540,000           541,249
5.86% Sr. Nts., 9/16/08 3,8                                                                  6,585,000         6,589,445
-------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                          1,140,000         1,140,921
-------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.125% Sr. Unsec. Nts., 10/1/07                                      3,220,000         3,229,267
-------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                          5,315,000         5,462,560
-------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                  6,625,000         7,010,595
-------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.65% Sr. Unsec. Nts., 5/15/08                                            3,361,000         3,415,230
                                                                                                         ----------------
Total Corporate Bonds and Notes (Cost $185,809,766)                                                          185,009,854

-------------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS--22.4%
-------------------------------------------------------------------------------------------------------------------------
COMMODITY-LINKED SECURITIES--22.0%
AIG International, Inc.:
Goldman Sachs Commodity Index Excess Return Linked Nts., 5.03%, 5/9/08 10                   20,000,000        27,036,166
Goldman Sachs Commodity Index Excess Return Linked Nts., 5.218%, 1/18/08 10                 20,000,000        28,577,442
-------------------------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts., 5.075%, 4/7/08 10                   41,000,000        56,073,277
Goldman Sachs Commodity Index Total Return Linked Nts., 5.13%, 6/6/08 10                    13,000,000        19,508,325
Goldman Sachs Commodity Index Total Return Linked Nts., 5.153%, 2/8/08 10                   30,000,000        45,019,212


              19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL             VALUE
                                                                                                AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COMMODITY-LINKED SECURITIES Continued
Goldman Sachs Group, Inc. (The), AB Svensk Exportkredit Linked Nts.,
5.098%, 1/29/08 3                                                                        $  15,000,000   $    17,938,500
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Goldman Sachs Commodity Index
Total Return Linked Securities, 5.22%, 3/7/08 3,10                                          60,000,000        87,932,308
                                                                                                         ----------------
                                                                                                             282,085,230
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.4%
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.642%, 11/30/07 3                                                            5,434,321         5,416,796
                                                                                                         ----------------
Total Hybrid Instruments (Cost $204,446,480)                                                                 287,502,026

                                                                                                SHARES
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--7.1%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 11,12
(Cost $90,680,450)                                                                          90,680,450        90,680,450

-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $1,301,285,964)                                              1,350,093,351

                                                                                             PRINCIPAL
                                                                                                AMOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.1% 13
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
Undivided interest of 2.01% in joint repurchase agreement (Principal Amount/
Value $1,320,000,000, with a maturity value of $1,320,596,750) with Nomura
Securities, 5.425%, dated 6/29/07, to be repurchased at $26,532,550 on 7/2/07, collateralized by Private Label CMOs, 0%-6.75%, 10/25/21-1/25/47, with a
value of $1,386,000,000 (Cost $26,520,560)                                               $  26,520,560        26,520,560

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,327,806,524)                                                107.2%    1,376,613,911
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (7.2)      (93,054,579)
                                                                                         --------------------------------
NET ASSETS                                                                                       100.0%  $ 1,283,559,332
                                                                                         ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Investment in a wholly-owned subsidiary. See Note 1 of accompanying Notes and individual financial statements of the entity included herein beginning on page 52.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $388,204, which represents 0.03% of the Fund's net assets. See Note 7 of accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,706,774 or 0.29% of the Fund's net assets as of June 30, 2007.


              20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

6. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

7. Partial or fully-loaned security. See Note 8 of accompanying Notes.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $33,835,732 or 2.64% of the Fund's net assets as of June 30, 2007.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,198,165. See Note 5 of accompanying Notes.

10. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

11. Rate shown is the 7-day yield as of June 30, 2007.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS          SHARES
                                                     DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                  --   381,316,860   290,636,410      90,680,450

                                                                                             VALUE        DIVIDEND
                                                                                        SEE NOTE 1          INCOME
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $90,680,450   $   1,999,570

13. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $887,295,535)                                                                         $   963,519,951
Affiliated companies (cost $90,680,450)                                                                                 90,680,450
Wholly-owned subsidary (cost $349,830,539)                                                                             322,413,510
                                                                                                                   ----------------
                                                                                                                     1,376,613,911
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     1,557,166
-----------------------------------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                                             17,613
-----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                               9,011,676
Shares of beneficial interest sold                                                                                       5,672,109
Investments sold (including $1,247,852 sold on a when-issued basis or forward commitment)                                4,591,521
Other                                                                                                                       20,966
                                                                                                                   ----------------
Total assets                                                                                                         1,397,484,962

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                              26,520,560
-----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $71,304,673 purchased on a when-issued basis or forward commitment)                    74,194,716
Shares of beneficial interest redeemed                                                                                  10,467,404
Futures margins                                                                                                          1,702,125
Distribution and service plan fees                                                                                         595,853
Transfer and shareholder servicing agent fees                                                                              217,567
Shareholder communications                                                                                                 168,789
Trustees' compensation                                                                                                      14,053
Other                                                                                                                       44,563
                                                                                                                   ----------------
Total liabilities                                                                                                      113,925,630

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                         $ 1,283,559,332
                                                                                                                   ================

-----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                         $       185,626
-----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           1,545,061,171
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                       31,973,185
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                          (343,607,306)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                              49,946,656
                                                                                                                   ----------------
NET ASSETS                                                                                                         $ 1,283,559,332
                                                                                                                   ================


              22 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $714,986,540 and
103,139,122 shares of beneficial interest outstanding)                                                             $           6.93

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                    $           7.35
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $75,530,753 and
11,098,134 shares of beneficial interest outstanding)                                                              $           6.81
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $153,454,065 and 22,666,443 shares
of beneficial interest outstanding)                                                                                $           6.77
------------------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,741,831 and 2,880,663 shares
of beneficial interest outstanding)                                                                                $           6.85
------------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$319,846,143 and 45,841,836 shares of beneficial interest outstanding)                                             $           6.98

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              23 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                           $    22,523,568
-----------------------------------------------------------------------------------------------------------------------------------
Dividends--affiliated companies                                                                                          1,999,570
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                                      21,801
                                                                                                                   ----------------
Total investment income                                                                                                 24,544,939

-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                          5,227,238
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                    853,047
Class B                                                                                                                    387,374
Class C                                                                                                                    782,919
Class N                                                                                                                     46,886
-----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                    897,140
Class B                                                                                                                    158,179
Class C                                                                                                                    257,114
Class N                                                                                                                     50,381
Class Y                                                                                                                     24,248
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                                     40,582
Class B                                                                                                                     23,960
Class C                                                                                                                     16,212
Class N                                                                                                                      5,636
Class Y                                                                                                                        813
-----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                 20,992
-----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                      19,850
-----------------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                                    750
-----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                       39,842
                                                                                                                   ----------------
Total expenses                                                                                                           8,853,163
                                                                                                                   ----------------
Less reduction to custodian expenses                                                                                       (20,992)
Less waivers and reimbursements of expenses                                                                             (1,552,109)
                                                                                                                   ----------------
Net expenses                                                                                                             7,280,062

-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                   17,264,877


              24 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                                        $  (196,000,807)
Closing and expiration of futures contracts                                                                              9,647,535
Swap contracts                                                                                                              44,220
                                                                                                                   ----------------
Net realized loss                                                                                                     (186,309,052)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                            248,543,414
Futures contracts                                                                                                       (3,217,472)
Swap contracts                                                                                                              17,613
                                                                                                                   ----------------
Net change in unrealized appreciation                                                                                  245,343,555

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $    76,299,380
                                                                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              25 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        SIX MONTHS        FOUR MONTHS               YEAR
                                                                             ENDED              ENDED              ENDED
                                                                     JUNE 30, 2007       DECEMBER 31,         AUGUST 31,
                                                                       (UNAUDITED)             2006 1               2006
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                             $     17,264,877   $     14,439,104   $     51,625,802
-------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                     (186,309,052)       (52,182,777)        (4,667,506)
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                   245,343,555       (192,371,395)      (228,531,019)
                                                                  -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         76,299,380       (230,115,068)      (181,572,723)

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                         --        (26,007,032)       (11,433,271)
Class B                                                                         --         (2,239,937)          (821,899)
Class C                                                                         --         (4,746,117)        (1,750,765)
Class N                                                                         --           (627,304)          (208,442)
Class Y                                                                         --         (9,688,707)        (2,600,912)
                                                                  -------------------------------------------------------
                                                                                --        (43,309,097)       (16,815,289)
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                         --                 --        (98,053,603)
Class B                                                                         --                 --        (11,828,387)
Class C                                                                         --                 --        (22,813,258)
Class N                                                                         --                 --         (2,151,295)
Class Y                                                                         --                 --        (14,899,429)
                                                                  -------------------------------------------------------
                                                                                --                 --       (149,745,972)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                (56,407,767)      (127,188,990)         1,916,130
Class B                                                                (13,728,446)       (12,307,113)        (4,458,453)
Class C                                                                (25,318,062)       (38,105,624)        35,205,734
Class N                                                                   (772,800)          (754,032)         3,626,279
Class Y                                                                 34,202,983         (9,903,830)       208,030,457
                                                                  -------------------------------------------------------
                                                                       (62,024,092)      (188,259,589)       244,320,147

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                               14,275,288       (461,683,754)      (103,813,837)
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                  1,269,284,044      1,730,967,798      1,834,781,635
                                                                  -------------------------------------------------------
End of period (including accumulated
net investment income of $31,973,185,
$14,708,308 and $43,447,519, respectively)                        $  1,283,559,332   $  1,269,284,044   $  1,730,967,798
                                                                  =======================================================

1. The Fund changed its fiscal year end from August 31 to December 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              26 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SIX MONTHS     FOUR MONTHS                                                              YEAR
                                           ENDED           ENDED                                                             ENDED
                                   JUNE 30, 2007        DEC. 31,                                                          AUG. 31,
CLASS A                              (UNAUDITED)          2006 1            2006            2005        2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $   6.52        $   7.82      $     9.59      $     9.13    $   7.51    $  6.15   $   6.93
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                        .09 2           .07 2           .24 2           .11 2       .01        .03        .29
Net realized and
unrealized gain (loss)                       .32           (1.14)          (1.17)           2.84        1.85       1.38       (.71)
                                   -------------------------------------------------------------------------------------------------
Total from investment
operations                                   .41           (1.07)           (.93)           2.95        1.86       1.41       (.42)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net
investment income                             --            (.23)           (.08)           (.07)         -- 3     (.05)      (.36)
Distributions from net
realized gain                                 --              --            (.76)          (2.42)       (.24)        --         --
                                   -------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                 --            (.23)           (.84)          (2.49)       (.24)      (.05)      (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $   6.93        $   6.52      $     7.82      $     9.59    $   9.13    $  7.51   $   6.15
                                   =================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4          6.29%         (13.79)%         (9.98)%         44.66%      25.44%     23.08%     (5.54)%
------------------------------------------------------------------------------------------------------------------------------------


              27 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS      FOUR MONTHS                                                            YEAR
                                            ENDED            ENDED                                                           ENDED
                                    JUNE 30, 2007         DEC. 31,                                                        AUG. 31,
CLASS A Continued                     (UNAUDITED)           2006 1            2006            2005        2004      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $714,986         $729,959      $1,017,895      $1,246,436    $638,254  $238,828  $148,319
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                           $704,722         $835,927      $1,140,904      $  844,342    $413,618  $193,837  $115,458
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                        2.82%            3.10%           2.95%           1.34%       0.22%     0.46%     4.73%
Total expenses                               1.36% 6,7        1.47% 6,7       1.30% 6         1.32%       1.40%     1.49%     1.68%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                                     1.11%            1.23%           1.29%           1.32%       1.40%     1.49%     1.68%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        31% 8            32% 8           89% 8,9         94% 8       87%       61%       49%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2007                   1.60%
Four Months Ended December 31, 2006              1.71
Year Ended August 31, 2006                       1.31

7. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007                   1.37%
Four Months Ended December 31, 2006              1.47

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                        PURCHASE TRANSACTIONS  SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007                 $  587,653,687    $   641,590,417
Four Months Ended December 31, 2006               642,777,532        686,348,366
Year Ended August 31, 2006                      4,236,251,723      4,418,930,664
Year Ended August 31, 2005                      4,827,248,691      4,809,916,669

9. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              28 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                  SIX MONTHS    FOUR MONTHS                                                   YEAR
                                                       ENDED          ENDED                                                  ENDED
                                               JUNE 30, 2007       DEC. 31,                                               AUG. 31,
CLASS B                                          (UNAUDITED)         2006 1        2006       2005       2004      2003       2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 6.43       $   7.67    $   9.46    $  9.05    $  7.51   $  6.16    $  6.95
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .06 2          .05 2       .17 2      .04 2     (.05)     (.04)       .23
Net realized and unrealized gain (loss)                  .32          (1.12)      (1.15)      2.80       1.83      1.40       (.70)
                                                      ------------------------------------------------------------------------------
Total from investment operations                         .38          (1.07)       (.98)      2.84       1.78      1.36       (.47)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                      --           (.17)       (.05)      (.01)        --      (.01)      (.32)
Distributions from net realized gain                      --             --        (.76)     (2.42)      (.24)       --         --
                                                      ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --           (.17)       (.81)     (2.43)      (.24)     (.01)      (.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 6.81       $   6.43    $   7.67    $  9.46    $  9.05   $  7.51    $  6.16
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      5.91%        (14.03)%    (10.72)%    43.33%     24.32%    22.12%     (6.38)%
------------------------------------------------------------------------------------------------------------------------------------


              29 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS      FOUR MONTHS                                                            YEAR
                                            ENDED            ENDED                                                           ENDED
                                    JUNE 30, 2007         DEC. 31,                                                        AUG. 31,
CLASS B Continued                     (UNAUDITED)           2006 1           2006           2005        2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $ 75,531         $ 85,124      $ 115,174      $ 147,663    $ 78,125   $ 37,589   $ 24,738
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                           $ 78,231         $ 94,533      $ 130,837      $ 102,816    $ 52,436   $ 32,101   $ 20,032
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                 1.93%            2.28%          2.05%          0.46%      (0.69)%    (0.41)%     4.10%
Total expenses                               2.32% 5,6        2.42% 5,6      2.19% 5        2.19%       2.32%      2.44%      2.45%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses              2.01%            2.05%          2.18%          2.19%       2.31%      2.36%      2.45%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        31% 7            32% 7          89% 7,8        94% 7       87%        61%        49%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2007                   2.56%
Four Months Ended December 31, 2006              2.66
Year Ended August 31, 2006                       2.20

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007                   2.33%
Four Months Ended December 31, 2006              2.42

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007                $  587,653,687      $  641,590,417
Four Months Ended December 31, 2006              642,777,532         686,348,366
Year Ended August 31, 2006                     4,236,251,723       4,418,930,664
Year Ended August 31, 2005                     4,827,248,691       4,809,916,669

8. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              30 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                  SIX MONTHS   FOUR MONTHS                                              YEAR
                                                       ENDED         ENDED                                             ENDED
                                               JUNE 30, 2007      DEC. 31,                                          AUG. 31,
CLASS C                                          (UNAUDITED)        2006 1       2006      2005      2004     2003      2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 6.40       $ 7.64    $   9.42   $  9.02   $  7.48  $  6.14  $   6.93
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .06 2         .05 2      .17 2     .05 2    (.03)    (.03)      .23
Net realized and unrealized gain (loss)                  .31         (1.12)     (1.13)     2.79      1.81     1.38      (.70)
                                                      ------------------------------------------------------------------------
Total from investment operations                         .37         (1.07)      (.96)     2.84      1.78     1.35      (.47)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                      --          (.17)      (.06)     (.02)       --     (.01)     (.32)
Distributions from net realized gain                      --            --       (.76)    (2.42)     (.24)      --        --
                                                      ------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.17)      (.82)    (2.44)     (.24)    (.01)     (.32)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 6.77       $  6.40   $   7.64   $  9.42   $  9.02  $  7.48  $   6.14
                                                      ========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      5.78%       (14.03)%   (10.59)%   43.50%    24.42%   22.04%    (6.39)%
------------------------------------------------------------------------------------------------------------------------------


              31 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS      FOUR MONTHS                                                             YEAR
                                            ENDED            ENDED                                                            ENDED
                                    JUNE 30, 2007         DEC. 31,                                                         AUG. 31,
CLASS C Continued                     (UNAUDITED)           2006 1           2006           2005         2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $ 153,454        $ 170,180      $ 245,844      $ 264,019    $ 110,728   $ 36,531   $ 18,115
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                          $ 158,074        $ 197,628      $ 261,017      $ 170,306    $  68,392   $ 25,746   $ 11,771
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                 1.99%            2.30%          2.17%          0.57%       (0.62)%    (0.43)%     3.99%
Total expenses                               2.20% 5,6        2.28% 5,6      2.09% 5        2.11%        2.24%      2.40%      2.45%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses              1.95%            2.03%          2.08%          2.11%        2.24%      2.36%      2.45%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        31% 7            32% 7          89% 7,8        94% 7        87%        61%        49%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2007                   2.44%
Four Months Ended December 31, 2006              2.52
Year Ended August 31, 2006                       2.10

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007                   2.21%
Four Months Ended December 31, 2006              2.28

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007               $  587,653,687       $  641,590,417
Four Months Ended December 31, 2006             642,777,532          686,348,366
Year Ended August 31, 2006                    4,236,251,723        4,418,930,664
Year Ended August 31, 2005                    4,827,248,691        4,809,916,669

8. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              32 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                 SIX MONTHS    FOUR MONTHS                                                    YEAR
                                                      ENDED          ENDED                                                   ENDED
                                              JUNE 30, 2007       DEC. 31,                                                AUG. 31,
CLASS N                                         (UNAUDITED)         2006 1       2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 6.46         $ 7.74     $ 9.51     $ 9.08     $ 7.50     $ 6.15      $ 6.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .08 2          .07 2      .21 2      .08 2       --        .07         .30
Net realized and unrealized gain (loss)                 .31          (1.14)     (1.15)      2.82       1.82       1.36        (.78)
                                              --------------------------------------------------------------------------------------
Total from investment operations                        .39          (1.07)      (.94)      2.90       1.82       1.43        (.48)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                     --           (.21)      (.07)      (.05)        --       (.08)       (.36)
Distributions from net realized gain                     --             --       (.76)     (2.42)      (.24)        --          --
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --           (.21)      (.83)     (2.47)      (.24)      (.08)       (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 6.85         $ 6.46     $ 7.74     $ 9.51     $ 9.08     $ 7.50      $ 6.15
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     6.04%        (13.89)%   (10.22)%    44.03%     24.90%     23.63%      (6.47)%
------------------------------------------------------------------------------------------------------------------------------------


              33 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS     FOUR MONTHS                                                     YEAR
                                                    ENDED           ENDED                                                    ENDED
                                            JUNE 30, 2007        DEC. 31,                                                 AUG. 31,
CLASS N Continued                             (UNAUDITED)          2006 1         2006         2005      2004      2003       2002
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 19,742        $ 19,428     $ 24,106     $ 25,586   $ 8,206   $ 1,578      $ 314
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 19,010        $ 20,724     $ 24,867     $ 14,654   $ 4,516   $ 1,001      $ 146
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                         2.42%           2.83%        2.59%        1.03%    (0.17)%    0.27%      3.57%
Total expenses                                       1.94% 5,6       1.85% 5,6    1.71% 5      1.68%     1.84%     1.83%      1.94%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                      1.51%           1.49%        1.66%        1.68%     1.80%     1.63%      1.94%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31% 7           32% 7        89% 7,8      94% 7     87%       61%        49%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2007                   2.18%
Four Months Ended December 31, 2006              2.09
Year Ended August 31, 2006                       1.72

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007                   1.95%
Four Months Ended December 31, 2006              1.85

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007               $  587,653,687      $  641,590,417
Four Months Ended December 31, 2006             642,777,532         686,348,366
Year Ended August 31, 2006                    4,236,251,723       4,418,930,664
Year Ended August 31, 2005                    4,827,248,691       4,809,916,669

8. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              34 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                 SIX MONTHS    FOUR MONTHS                                                    YEAR
                                                      ENDED          ENDED                                                   ENDED
                                              JUNE 30, 2007       DEC. 31,                                                AUG. 31,
CLASS Y                                         (UNAUDITED)         2006 1       2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 6.55        $  7.88     $ 9.63     $ 9.15     $ 7.52     $ 6.15      $ 6.94
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .11 2          .09 2      .29 2      .15 2      .05        .06         .32
Net realized and unrealized gain (loss)                 .32          (1.15)     (1.18)      2.86       1.84       1.39        (.73)
                                              --------------------------------------------------------------------------------------
Total from investment operations                        .43          (1.06)      (.89)      3.01       1.89       1.45        (.41)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     --           (.27)      (.10)      (.11)      (.02)      (.08)       (.38)
Distributions from net realized gain                     --             --       (.76)     (2.42)      (.24)        --          --
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --           (.27)      (.86)     (2.53)      (.26)      (.08)       (.38)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 6.98        $  6.55     $ 7.88     $ 9.63     $ 9.15     $ 7.52      $ 6.15
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     6.57%        (13.61)%    (9.54)%    45.42%     25.84%     23.69%      (5.36)%
------------------------------------------------------------------------------------------------------------------------------------


              35 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS     FOUR MONTHS                                                         YEAR
                                                ENDED           ENDED                                                        ENDED
                                        JUNE 30, 2007        DEC. 31,                                                     AUG. 31,
CLASS Y Continued                         (UNAUDITED)          2006 1          2006          2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $ 319,846       $ 264,593     $ 327,949     $ 151,078   $ 47,387   $ 25,724    $ 6,908
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 298,670       $ 272,831     $ 255,428     $  83,836   $ 31,449   $ 15,755    $ 3,420
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            3.30%           3.67%         3.52%         1.83%      0.65%      0.83%      3.95%
Total expenses                                   0.87% 5,6       0.89% 5,6     0.84% 5       0.88%      0.97%      1.08%      1.27%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                  0.62%           0.65%         0.83%         0.88%      0.97%      1.08%      1.26%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            31% 7           32% 7         89% 7,8       94% 7      87%        61%        49%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2007                   1.11%
Four Months Ended December 31, 2006              1.13
Year Ended August 31, 2006                       0.85

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007                   0.88%
Four Months Ended December 31, 2006              0.89

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2007               $  587,653,687      $  641,590,417
Four Months Ended December 31, 2006             642,777,532         686,348,366
Year Ended August 31, 2006                    4,236,251,723       4,418,930,664
Year Ended August 31, 2005                    4,827,248,691       4,809,916,669

8. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              36 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Commodity Strategy Total Return Fund (the Fund), formerly Oppenheimer Real Asset Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in the value of the Fund's investments and income on those investments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly-owned subsidiary of the Advisor.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT IN RAF FUND LTD. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Advisor and the Manager.


              37 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and the Fund's Statement of Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

      For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through May of 2036. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income. For the six months ended June 30, 2007, the Subsidiary has a deficit of $48,648,995 in its taxable earnings and profits. In addition, any in-kind capital contributions made by the Fund to the Subsidiary will result in the Fund recognizing taxable gain to the extent of unrealized gain, if any, on securities transferred to the Subsidiary while any unrealized losses on securities so transferred will not be recognized at the time of transfer.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal


              38 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Advisor identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $71,304,673 of securities issued on a when-issued basis or forward commitment and sold $1,247,852 of securities issued on a when-issued basis or forward commitment.


              39 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Advisor is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Advisor will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Advisor, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of


              40 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $338,404,424 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2006, the Fund had available for federal income tax purposes post-October losses of $13,947,642 and unused capital loss carryforwards as follows:

                               EXPIRING
                               -----------------------
                               2013       $105,781,986
                               2014         32,365,744
                                          ------------
                               Total      $138,147,730
                                          ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


              41 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                         SIX MONTHS ENDED                FOUR MONTHS ENDED                       YEAR ENDED
                                            JUNE 30, 2007              DECEMBER 31, 2006 1                  AUGUST 31, 2006
                                   SHARES          AMOUNT          SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                           18,391,579   $ 120,411,137      10,502,774   $   72,510,410      63,685,467   $  521,423,410
Dividends and/or
distributions reinvested               --              --       3,335,334       22,546,857      11,365,248       92,403,268
Redeemed                      (27,162,994)   (176,818,904) 2  (32,038,149)    (222,246,257) 3  (74,934,452)    (611,910,548) 4
                              ------------------------------------------------------------------------------------------------
Net increase (decrease)        (8,771,415)  $ (56,407,767)    (18,200,041)  $ (127,188,990)        116,263   $    1,916,130
                              ================================================================================================


              42 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                         SIX MONTHS ENDED               FOUR MONTHS ENDED                        YEAR ENDED
                                            JUNE 30, 2007             DECEMBER 31, 2006 1                   AUGUST 31, 2006
                                   SHARES          AMOUNT          SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                              872,544   $   5,608,552         471,212   $   3,196,501        4,763,761   $   38,833,006
Dividends and/or
distributions reinvested               --              --         284,347       1,896,594        1,323,447       10,603,972
Redeemed                       (3,008,426)    (19,336,998) 2   (2,532,948)    (17,400,208) 3    (6,678,110)     (53,895,431) 4
                               -----------------------------------------------------------------------------------------------
Net decrease                   (2,135,882)  $ (13,728,446)     (1,777,389)  $ (12,307,113)        (590,902)  $   (4,458,453)
                               ===============================================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                            2,616,603   $  16,586,508       1,294,478   $   8,723,511       13,237,294   $  106,741,087
Dividends and/or
distributions reinvested               --              --         540,826       3,585,681        2,353,406       18,757,878
Redeemed                       (6,555,965)    (41,904,570) 2   (7,429,153)    (50,414,816) 3   (11,423,674)     (90,293,231) 4
                               -----------------------------------------------------------------------------------------------
Net increase (decrease)        (3,939,362)  $ (25,318,062)     (5,593,849)  $ (38,105,624)       4,167,026   $   35,205,734
                               ===============================================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                              549,774   $   3,557,211         426,319   $   2,937,548        2,062,983   $   16,822,497
Dividends and/or
distributions reinvested               --              --          83,058         555,660          269,724        2,173,165
Redeemed                         (676,064)     (4,330,011) 2     (617,242)     (4,247,240) 3    (1,907,535)     (15,369,383) 4
                               -----------------------------------------------------------------------------------------------
Net increase (decrease)          (126,290)  $    (772,800)       (107,865)  $    (754,032)         425,172   $    3,626,279
                               ===============================================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                           13,430,557   $  87,026,745      10,512,819   $  72,211,466       36,833,033   $  295,975,516
Dividends and/or
distributions reinvested               --              --       1,227,816       8,324,595        1,579,904       12,809,636
Redeemed                       (7,991,781)    (52,823,762) 2  (12,958,379)    (90,439,891) 3   (12,486,664)    (100,754,695) 4
                               -----------------------------------------------------------------------------------------------
Net increase (decrease)         5,438,776   $  34,202,983      (1,217,744)  $  (9,903,830)      25,926,273   $  208,030,457
                               ===============================================================================================

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Net of redemption fees of $5,351, $594, $1,200, $144 and $2,268 for Class A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $962, $109, $228, $24 and $314 for Class A, Class B, Class C, Class N and Class Y, respectively.

4. Net of redemption fees of $62,156, $7,128, $14,220, $1,355 and $13,916 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                                       PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                              $ 223,236,981   $ 329,977,048
U.S. government and government agency obligations     83,111,869      48,913,702
To Be Announced (TBA) mortgage-related securities    587,653,687     641,590,417


              43 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                     FEE SCHEDULE
                     --------------------------------------
                     Up to $200 million               1.00%
                     Next $200 million                0.90
                     Next $200 million                0.85
                     Next $200 million                0.80
                     Over $800 million                0.75

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Advisor a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Advisor retains the Manager to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Advisor pays the Manager an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:

                     FEE SCHEDULE
                     --------------------------------------
                     Up to $200 million              0.500%
                     Next $200 million               0.450
                     Next $200 million               0.425
                     Next $200 million               0.400
                     Over $800 million               0.375

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Advisor, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $1,441,287 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the


              44 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25 % on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $3,426,138, $3,526,591 and $332,181, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
June 30, 2007       $ 114,498        $ 22,334       $ 145,973        $ 22,993         $ 1,066

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination. During the six months ended June 30, 2007, the Advisor waived $1,467,277.


              45 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2007, OFS waived $24,074, $4,743 and $17,824 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Advisor will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Advisor waived $38,191 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity futures). The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


              46 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                             UNREALIZED
                              EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION               DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury Long Bonds         9/19/07         243   $    26,183,250     $  (171,482)
U.S. Treasury Nts., 2 yr.        9/28/07       1,042       212,340,063         243,446
U.S. Treasury Nts., 5 yr.        9/28/07       1,102       114,694,094         636,767
U.S. Treasury Nts., 10 yr.       9/19/07       1,626       171,873,281         412,925
                                                                           ------------
                                                                           $ 1,121,656
                                                                           ============

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:

SWAP                          NOTIONAL             PAID BY             RECEIVED BY   TERMINATION
COUNTERPARTY                    AMOUNT            THE FUND                THE FUND         DATES      VALUE
------------------------------------------------------------------------------------------------------------
                                         If negative, the         If positive, the
                                         absolute value of       absolute value of
                                           Lehman Brothers         Lehman Brothers
                                          U.S. CMBS Index:        U.S. CMBS Index:
Goldman Sachs                                    Aggregate           Aggregate AAA
Capital Markets LP        $ 12,570,000                AAA.   plus 15 basis points.        9/1/07   $  5,317
------------------------------------------------------------------------------------------------------------
                                                                  If positive, the
                                          If negative, the         Total Return of
                                         absolute value of         the Lehman CMBS
Lehman Brothers                            the Lehman CMBS         Index plus 32.5
Special Financing, Inc.     14,080,000              Index.           basis points.       11/1/07      7,616


              47 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                          NOTIONAL             PAID BY             RECEIVED BY   TERMINATION
COUNTERPARTY                    AMOUNT            THE FUND                THE FUND         DATES      VALUE
------------------------------------------------------------------------------------------------------------
                                          If negative, the        If positive, the
                                         absolute value of         Total Return of
                                                the Lehman         the Lehman CMBS
Morgan Stanley                               CMBS 8.5 AAA+          8.5 AAA+ Index
Capital Services, Inc.      $9,090,000              Index.   plus 25 basis points.      10/31/07   $  4,680
                                                                                                   ---------
                                                                                                   $ 17,613
                                                                                                   =========

Abbreviation is as follows:

CMBS        Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $32,368,114, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $32,982,730 was received for the loans, $26,520,560 of which was received in cash and subsequently invested in approved investments. In addition, collateral of $6,462,170 was also received in the form of securities.


              48 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Advisor does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


              49 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


              50 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------

      FINANCIAL STATEMENTS FOR RAF FUND LTD. (THE "SUBSIDIARY) FOR THE SIX MONTHS ENDED JUNE 30, 2007

53    Statement of Investments

60    Statement of Assets and Liabilities

61    Statement of Operations

62    Statements of Changes in Net Assets

63    Notes to Financial Statements


              52 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                                           PRINCIPAL          VALUE
                                                                                                              AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                               $    837,325   $    836,451
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 5.42%, 8/25/36 1                                        800,000        800,285
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 0.64%, 1/25/29 2                                                                    239,840         50,366
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                                    482,465        480,112
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 1                                       1,209,459      1,210,846
                                                                                                                       -------------
Total Asset-Backed Securities (Cost $3,378,908)                                                                           3,378,060

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--43.1%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--35.0%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--35.0%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                                          108,856        111,399
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                                                                        788,063        751,406
6%, 7/1/17                                                                                                   751,699        755,977
6.50%, 4/1/21-8/1/32                                                                                       3,424,566      3,502,682
7%, 11/1/22-12/1/34                                                                                        2,580,581      2,662,644
8%, 4/1/16                                                                                                    46,117         48,577
9%, 8/1/22                                                                                                     7,307          7,821
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2080, Cl. C, 6.50%, 8/15/28                                                                           627,669        636,797
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                           466,170        473,846
Series 2116, Cl. ZA, 6%, 1/15/29                                                                           3,646,107      3,655,712
Series 2191, Cl. TZ, 7%, 10/15/29                                                                          1,569,631      1,598,443
Series 2341, Cl. FP, 6.22%, 7/15/31 1                                                                        322,830        332,124
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                        1,459,963      1,486,724
Series 2436, Cl. MC, 7%, 4/15/32                                                                             859,524        885,435
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                        1,097,957      1,124,908
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 10.148%, 7/1/26 3                                                                        356,981         93,776
Series 2005-87, Cl. SE, 6.84%, 10/25/35 3                                                                  4,116,876        102,216
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/1/18-5/1/19                                                                                       5,489,500      5,230,471
5%, 12/1/17-3/1/34                                                                                        25,730,224     24,523,983
5.50%, 7/1/22-8/1/37 4                                                                                    23,278,000     22,538,175
6%, 6/1/30-11/1/32                                                                                         5,716,975      5,697,081
6%, 7/1/21 4                                                                                               9,601,000      9,644,502
6.50%, 12/1/28                                                                                               450,175        459,534


              53 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                           PRINCIPAL          VALUE
                                                                                                              AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
6.50%, 6/1/17 5                                                                                         $  5,825,272   $  5,954,835
7%, 11/1/17                                                                                                1,408,450      1,452,271
8.50%, 7/1/32                                                                                                  5,669          6,095
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                    1,263,179      1,281,823
Trust 1999-64, Cl. TH, 7.50%, 12/25/29                                                                     4,294,785      4,487,278
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                          2,644,017      2,664,188
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                         1,553,488      1,531,663
Trust 2006-44, Cl. OA, 5.50%, 12/25/26 5                                                                   5,402,987      5,391,818
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2005-83, Cl. SL, 10.362%, 10/25/35 3                                                                14,976,381        669,798
Trust 294, Cl. 2, 11.407%, 2/1/28 3                                                                          283,033         76,126
Trust 321, Cl. 2, 11.948%, 4/1/32 3                                                                        1,278,071        337,680
Trust 342, Cl. 2, 11.721%, 9/1/33 3                                                                        3,330,305        871,646
Trust 344, Cl. 2, 11.812%, 12/1/33 3                                                                       6,600,824      1,730,844
                                                                                                                       -------------
                                                                                                                        112,780,298

------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 12/15/17                                                            8,222          8,756
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--8.1%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--6.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2006-5, Cl. A2, 5.348%, 10/10/11                                         1,835,000      1,811,895
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                       801,335        808,392
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                            297,267        286,336
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                   1,517,371      1,514,600
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                      633,817        633,393
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                                 1,421,099      1,421,087
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                                      400,000        392,302
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                      750,000        735,997
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                    1,590,000      1,564,298
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%, 11/10/39 1                                                                1,808,000      1,798,475
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                    550,000        536,686
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                    730,000        715,801
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                 1,280,000      1,259,555
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                      1,920,000      1,893,296


              54 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                                           PRINCIPAL          VALUE
                                                                                                              AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                                 $  1,201,111   $  1,208,959
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                        3,640,656      3,632,496
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                         391,000        385,197
                                                                                                                       -------------
                                                                                                                         20,598,765

------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.7%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                    3,808,833      3,821,329
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                      276,541        278,738
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                     1,462,162      1,459,532
                                                                                                                       -------------
                                                                                                                          5,559,599
                                                                                                                       -------------
Total Mortgage-Backed Obligations (Cost $139,439,045)                                                                   138,947,418

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.4%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.50%, 5/15/17 6                                                                      1,320,000      1,265,963
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.50%, 5/15/10                                                                                               496,000        490,963
4.50%, 4/30/12 5                                                                                           4,424,000      4,343,125
4.75%, 5/31/12 7                                                                                           1,189,000      1,180,084
4.875%, 5/31/09                                                                                            3,715,000      3,715,004
                                                                                                                       -------------
Total U.S. Government Obligations (Cost $11,085,616)                                                                     10,995,139

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--21.4%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.1%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                                                                          635,000        674,122
5.71% Nts., Series E, 3/13/09 1                                                                              580,000        581,311
------------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.375% Sr. Unsec. Nts., 6/30/10 5                                                 2,415,000      2,385,421
                                                                                                                       -------------
                                                                                                                          3,640,854

------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Yum! Brands, Inc., 7.65% Sr. Unsec. Nts., 5/15/08                                                          1,900,000      1,930,657
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Black & Decker Holdings, Inc., 6.55% Sr. Unsec. Nts., 7/1/07 8                                             1,640,000      1,640,000
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                               1,105,000      1,104,008


              55 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                           PRINCIPAL          VALUE
                                                                                                              AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
D.R. Horton, Inc.:
7.50% Sr. Unsec. Nts., 12/1/07 5                                                                        $  1,258,000   $  1,265,785
8% Sr. Nts., 2/1/09 5                                                                                        905,000        930,764
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 5                                                                80,000         82,372
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                      680,000        669,368
                                                                                                                       -------------
                                                                                                                          5,692,297

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.6%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                         1,145,000      1,201,402
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08 5                                                          300,000        307,805
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11 5                                                  2,230,000      2,147,760
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10 5                                                     3,630,000      3,656,299
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 8                                                                 865,000        856,500
------------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                                1,595,000      1,603,390
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.40% Sr. Unsec. Nts., 7/2/12 5,8                                                 1,940,000      1,907,179
                                                                                                                       -------------
                                                                                                                         11,680,335

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
J.C. Penney Corp., Inc., 7.375% Unsec. Nts., 8/15/08 5                                                     1,550,000      1,572,408
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07 5                                                  1,450,000      1,456,946
                                                                                                                       -------------
                                                                                                                          3,029,354

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
CVS Corp., 4% Sr. Unsec. Nts.,9/15/09 5                                                                      910,000        881,185
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Earthgrains Co. (The), 6.50% Nts., 4/15/09 5                                                               1,165,000      1,179,293
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--2.0%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.0%
Anadarko Petroleum Corp., 3.25% Sr. Unsec. Nts., 5/1/08                                                    1,135,000      1,113,253
------------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                             1,080,000      1,075,600
7.75% Sr. Unsec. Nts., 2/15/12                                                                               180,000        193,219
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec. Nts., 11/1/10                                           1,475,000      1,559,665
------------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375% Sr. Unsec. Nts., 10/1/07 5                                                        920,000        917,367
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                          755,000        759,972
7.625% Sr. Unsec. Nts., 2/15/12                                                                              245,000        261,772
------------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                          435,000        435,351
                                                                                                                       -------------
                                                                                                                          6,316,199


              56 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                                           PRINCIPAL          VALUE
                                                                                                              AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.6%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08 5                                   $    170,000   $    168,312
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.8%
Greenpoint Financial Corp., 3.20% Sr. Nts., 6/6/08                                                         1,690,000      1,654,512
------------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08 5                                                               800,000        790,261
                                                                                                                       -------------
                                                                                                                          2,444,773

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Bank of America Corp., 3.875% Nts., 1/15/08 5                                                                180,000        178,578
------------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 8                                                      2,185,000      2,158,610
------------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                               990,000        961,677
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                                                                            280,000        285,508
------------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                                            160,000        159,244
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                                        290,000        287,578
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                                            180,000        180,256
                                                                                                                       -------------
                                                                                                                          4,211,451

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.9%
Marsh & McLennan Cos., Inc.:
3.625% Nts., 2/15/08                                                                                       1,740,000      1,717,610
7.125% Sr. Unsec. Nts., 6/15/09                                                                              220,000        225,613
------------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 5,8                                                            660,000        645,324
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 7.65% Surplus Nts., 7/1/07 8                                            370,000        370,000
                                                                                                                       -------------
                                                                                                                          2,958,547

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                                                1,750,000      1,715,506
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.4%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
CIGNA Corp., 7% Sr. Unsec. Nts., 1/15/11 5                                                                 1,100,000      1,145,982
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.6%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 5,8                                                        3,480,000      3,405,330
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Waste Management, Inc., 7.125% Sr. Unsec. Nts., 10/1/07                                                    1,740,000      1,745,008
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                          1,315,000      1,343,947
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.7%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09 5                                                              2,075,000      2,195,771


              57 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                           PRINCIPAL          VALUE
                                                                                                              AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.4%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
CenturyTel, Inc., 6.30% Sr. Unsec. Nts., Series F, 1/15/08                                              $    930,000   $    933,247
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875% Sr. Unsec. Nts., 9/1/11                                                                  795,000        832,763
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                                 1,360,000      1,308,174
                                                                                                                       -------------
                                                                                                                          3,074,184

------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Capital Corp., 6.125% Sr. Unsec. Nts., 11/15/08                                                     1,525,000      1,534,135
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.6%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                                    330,000        329,217
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09 5                                                      1,350,000      1,387,480
                                                                                                                       -------------
                                                                                                                          1,716,697

------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
TXU Energy Co. LLC:
6.125% Nts., 3/15/08                                                                                         165,000        165,382
5.86% Sr. Nts., 9/16/08 1,5,8                                                                              2,015,000      2,016,360
                                                                                                                       -------------
                                                                                                                          2,181,742

------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10 5                                               1,325,000      1,384,653
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07 5                                                              1,005,000      1,004,194
------------------------------------------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec. Nts., 9/15/08                                             415,000        408,608
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10 5                                                      1,755,000      1,856,679
                                                                                                                       -------------
                                                                                                                          4,654,134
                                                                                                                       -------------
Total Corporate Bonds and Notes (Cost $69,132,649)                                                                       68,845,693

------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates, Series 2002-1,
4.642%, 11/30/07 1,5 (Cost $3,131,437)                                                                     3,140,000      3,129,874

                                                                                   EXPIRATION    STRIKE
                                                                                         DATE     PRICE    CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Gasoline RBOB Futures Call 9 (Cost $128,520)                                          7/26/07      $225           34        111,812


              58 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                                           PRINCIPAL          VALUE
                                                                                                              AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--38.8% 10
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 98.94% in joint repurchase agreement (Principal Amount/
Value $126,316,000, with a maturity value of $126,371,579) with UBS Warburg
LLC, 5.28%, dated 6/29/07, to be repurchased at $125,030,989 on 7/2/07, collateralized by Federal National Mortgage Assn.,
6%, 3/1/36, with a value of $129,089,701 (Cost $124,976,000)                                            $124,976,000   $124,976,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $351,272,175)                                                                108.7%   350,383,996
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                           (8.7)   (27,970,486)
                                                                                                        ----------------------------
NET ASSETS                                                                                                     100.0%  $322,413,510
                                                                                                        ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $50,366, which represents 0.02% of the Fund's net assets. See Note 6 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,882,086 or 1.20% of the Fund's net assets as of June 30, 2007.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $50,576,280. See Note 4 of accompanying Notes.

6. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                               CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                          SUBJECT TO PUT        DATES      PRICE   RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------
Crude Oil Futures                     35      7/17/07        $62    $ 9,450       $3,850
Sugar #11 Futures                    160      7/13/07          8      7,168        1,792
                                                                   ---------------------
                                                                    $16,618       $5,642
                                                                   =====================

7. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                               CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                         SUBJECT TO CALL         DATE      PRICE   RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------
Gasoline RBOB Futures                34       7/26/07       $250    $28,560      $22,705

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $12,999,303 or 4.03% of the Fund's net assets as of June 30, 2007.

9. Non-income producing security.

10. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              59 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JUNE 30, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $124,976,000 in repurchase
agreements) (cost $351,272,175)--see accompanying statement of investments               $   350,383,996
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $12,775,686 sold on a when-issued basis or forward
commitment)                                                                                   13,715,399
Futures margins                                                                                2,890,218
Interest                                                                                       1,963,774
Other                                                                                             10,977
                                                                                         ----------------
Total assets                                                                                 368,964,364

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                   150,568
---------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $45,178)--see accompanying statement
of investments                                                                                    28,347
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $45,012,465 purchased on a when-issued basis or
forward commitment)                                                                           46,363,838
Other                                                                                              8,101
                                                                                         ----------------
Total liabilities                                                                             46,550,854

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $   322,413,510
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of participating shares                                                        $        40,000
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   349,790,539
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             12,648,232
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (47,770,983)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and future contracts                                7,705,722
                                                                                         ----------------
NET ASSETS--applicable to 4,000,000 shares of capital shares                             $   322,413,510
                                                                                         ================

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                 $         80.60

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              60 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2007
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                 $     8,276,744

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                1,469,655
---------------------------------------------------------------------------------------------------------
Directors' compensation                                                                           15,124
---------------------------------------------------------------------------------------------------------
Shareholder communications                                                                         2,840
---------------------------------------------------------------------------------------------------------
Other                                                                                              9,107
                                                                                         ----------------
Total expenses                                                                                 1,496,726

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          6,780,018

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                           (684,348)
Closing and expiration of option contracts written                                               519,554
Closing and expiration of futures contracts                                                   27,130,925
                                                                                         ----------------
Net realized gain                                                                             26,966,131
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                   (1,150,386)
Futures contracts                                                                             15,512,673
Option contracts written                                                                          16,831
                                                                                         ----------------
Net change in unrealized appreciation                                                         14,379,118

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    48,125,267
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              61 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS     FOUR MONTHS          PERIOD
                                                                         ENDED           ENDED           ENDED
                                                                 JUNE 30, 2007    DECEMBER 31,      AUGUST 31,
                                                                   (UNAUDITED)          2006 1          2006 2
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                            $   6,780,018   $   5,386,138   $     482,076
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            26,966,131     (74,626,978)       (110,136)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                14,379,118       4,767,302     (11,440,698)
                                                                 ----------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                          48,125,267     (64,473,538)    (11,068,758)

---------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                    (5,000,000)    (92,000,000)    446,830,539

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                           43,125,267    (156,473,538)    435,761,781
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                279,288,243     435,761,781              --
                                                                 ----------------------------------------------
End of period (including accumulated net investment
income of $12,648,232, $5,868,214 and $482,076,
respectively)                                                    $ 322,413,510   $ 279,288,243   $ 435,761,781
                                                                 ==============================================

1. The Fund changed its fiscal year end from August 31 to December 31.

2. For the period from August 15, 2006 (commencement of operations) to August 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              62 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

RAF Fund Ltd. (the "Fund") is organized as a Cayman Islands Company Limited by Shares. The Fund intends to carry on the business of an investment company and to acquire, invest in and hold by way of investment, sell and deal in commodities and interests therein including futures contracts, options and forward contracts, shares, stocks, call options, put options, debenture stock, bonds, obligations, certificates of deposit, bills of exchange and securities of all kinds. The Fund's investment manager is OppenheimerFunds, Inc. ("OFI" or "Investment Manager"). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. ("ORAMI" or the "Subadvisor"), a wholly-owned subsidiary of the Investment Manager. As of June 30, 2007, 100% of the Fund was owned by Oppenheimer Commodity Strategy Total Return Fund ("OCSTRF"). OFI is also the investment advisor of OCSTRF and ORAMI is also the Subadvisor of OCSTRF.

      The beneficial interest of each investor in the Fund is represented by units of participating shares. The Fund's directors may further designate classes of participating shares and series within each class. As of June 30, 2007, the directors have not designated classes or series of outstanding participating shares. During the six months ended, all income, profits, losses and expenses, if any, of the Fund were allocated pro rata to all participating shares of the Fund. Issuance of additional participating shares is at the discretion of the Fund's directors.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are


              63 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $45,012,465 of securities issued on a when-issued basis or forward commitment and sold $12,775,686 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.


              64 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
INCOME TAXES. The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through May of 2036. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, if any, are declared and paid annually from the Fund's tax basis earnings and profits. Distributions are recorded on ex-dividend date.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


              65 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. CAPITAL TRANSACTIONS

The Fund has authorized 5,000,000 participating shares of $.01 par value per share. The Fund issued 4,000,000 participating shares for $500,000 on August 15, 2006 in conjunction with OCSTRF's initial capitalization of the Fund. All subsequent capital contributions and withdrawals did not have participating shares associated with the transaction.

Capital transactions were as follows:

                          SIX MONTHS ENDED      PERIOD ENDED 1    PERIOD ENDED 2
                             JUNE 30, 2007   DECEMBER 31, 2006   AUGUST 31, 2006
                                    AMOUNT              AMOUNT            AMOUNT
--------------------------------------------------------------------------------
Contributions                 $ 15,000,000        $         --      $449,073,902
Withdrawals                    (20,000,000)        (92,000,000)       (2,243,363)
                              --------------------------------------------------
Net increase (decrease)       $ (5,000,000)       $(92,000,000)     $446,830,539
                              ==================================================

1. The Fund changed its fiscal year end from August 31 to December 31.

2. For the period from August 15, 2006 (commencement of operations) to August 31, 2006.

--------------------------------------------------------------------------------
3. EXPENSES

INVESTMENT MANAGEMENT FEES. Investment management fees paid to the Investment Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                       FEE SCHEDULE
                       -----------------------------
                       Up to $200 million      1.00%
                       Next $200 million       0.90
                       Next $200 million       0.85
                       Next $200 million       0.80
                       Over $800 million       0.75


              66 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Investment Manager retains the Sub-Advisor to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:

                       FEE SCHEDULE
                       ------------------------------
                       Up to $200 million      0.500%
                       Next $200 million       0.450
                       Next $200 million       0.425
                       Next $200 million       0.400
                       Over $800 million       0.375

--------------------------------------------------------------------------------
4. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodities futures) in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflect a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statements of Operations and Changes in Net Assets as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations and Changes in Net Assets.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


              67 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FUTURES CONTRACTS Continued

As of June 30, 2007, information regarding the futures contracts was as follows:

                                                       UNREALIZED      PERCENT
                                                     APPRECIATION      OF FUND
CONTRACT DESCRIPTION                               (DEPRECIATION)   NET ASSETS
--------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Agriculture                                            $ (322,688)       (0.10)%
Energy                                                  8,751,919         2.71
Industrial Metals                                         (19,952)       (0.01)
Livestock                                                (226,681)       (0.07)
Precious Metals                                          (810,269)       (0.25)
Softs                                                     138,995         0.04
                                                       -------------------------
                                                        7,511,324         2.32
                                                       -------------------------

CONTRACTS TO SELL
Agriculture                                               542,514         0.17
Industrial Metals                                         406,627         0.13
Precious Metals                                           126,374         0.04
Softs                                                      (9,769)        0.00
                                                       -------------------------
                                                        1,065,746         0.34
                                                       -------------------------
                                                       $8,577,070         2.66%
                                                       =========================

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations and Changes in Net Assets.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The


              68 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2007 was as follows:

                                         CALL OPTIONS               PUT OPTIONS
                             ------------------------   ------------------------
                             NUMBER OF      AMOUNT OF   NUMBER OF     AMOUNT OF
                             CONTRACTS       PREMIUMS   CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
December 31, 2006                   --      $      --          --     $      --
Options written                    222        277,587       2,002       395,190
Options closed or expired         (147)      (198,702)     (1,807)     (378,572)
Options exercised                  (41)       (50,325)         --            --
                                  ----------------------------------------------
Options outstanding as of
June 30, 2007                       34      $  28,560         195     $  16,618
                                  ==============================================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. FINANCIAL HIGHLIGHTS

The following represents the total returns of the Fund for the periods noted. Total return was calculated based upon the daily returns of the Fund during these periods. The calculation has not been annualized for reporting purposes:

      Six Months Ended June 30, 2007 (Unaudited)   16.67%
      Four Months Ended December 31, 2006 1       (15.18)
      Period Ended August 31, 2006 2               (2.47)

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

                                SIX MONTHS ENDED   FOUR MONTHS ENDED   PERIOD ENDED
                                   JUNE 30, 2007        DECEMBER 31,     AUGUST 31,
                                     (UNAUDITED)              2006 1         2006 2
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Net investment income                       4.45%               4.47%          4.45%
Total expenses                              0.98%               0.99%          0.84%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. For the period from August 15, 2006 (commencement of operations) through August 31, 2006.


              69 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


              70 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund (RAF)

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007